Dec. 30, 2025
American Funds College Enrollment Fund | American Funds College Enrollment Fund
Investment objective
The fund’s investment objective is to provide current income, consistent with preservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 77 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	529-A	529-C	529-E	529-T	All 529-F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00*	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.23%	1.00%	0.50%	0.25%	0.25%	none	none
Other expenses	0.16	0.16	0.14	0.16	0.19	0.14%	0.07%
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.66	1.43	0.91	0.68	0.71	0.41	0.34

* A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$316	$246	$93	$318	$73	$42	$35		1 year	$146
3 years	456	452	290	462	227	132	109		3 years	452
5 years	609	782	504	619	395	230	191		5 years	782
10 years	1,052	1,220	1,120	1,075	883	518	431		10 years	1,220

For the share class listed to the right, you would pay the following if you did not redeem your shares:

Share class:	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	529-C
1 year	$316	$246	$93	$318	$73	$42	$35		1 year	$146
3 years	456	452	290	462	227	132	109		3 years	452
5 years	609	782	504	619	395	230	191		5 years	782
10 years	1,052	1,220	1,120	1,075	883	518	431		10 years	1,220

Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

The fund will attempt to achieve its investment objective by principally investing in a mix of American Funds fixed income funds that seek current income through investments in bonds or in other fixed income instruments. The fund may invest in growth-and-income funds, equity-income funds and balanced funds to a limited extent.

The fund is designed for investors who are withdrawing (or who, in the near future, expect to withdraw) funds to meet higher education expenses.

When determining in which bond funds to invest, the investment adviser will predominately seek exposure to higher quality bonds (rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality) with intermediate to short-term durations. The fund may, however, invest in underlying funds with exposure to lower quality, higher yielding securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) or unrated but determined by the fund’s investment adviser to be of equivalent quality, and to bonds with longer durations.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create a combination of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income, consistent with preservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund will invest principally in funds that seek current income through fixed income investments, as reflected in the final column of the chart below. The allocations shown reflect the target allocations as of January 1, 2026.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 5% target allocation to growth-and-income funds is not expected to be greater than 15%. The investment adviser will monitor the fund on an ongoing basis and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class 529-A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 4.52% (quarter ended December 31, 2023)

Lowest -3.41% (quarter ended September 30, 2022)

The fund's total return for the nine months ended September 30, 2025, was 6.28%.

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):

Average annual total returns For the periods ended December 31, 2024 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
529-A – Before taxes	9/14/2012	2.11%	0.92%	1.23%	1.06%
– After taxes on distributions		0.73	–0.15	0.37	N/A
– After taxes on distributions and sale of fund shares		1.25	0.27	0.58	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
529-C	9/14/2012	2.92%	0.67%	1.10%	0.96%
529-E	9/14/2012	4.57	1.20	1.27	1.06
529-F-1	9/14/2012	4.83	1.62	1.70	1.50
529-F-2	10/30/2020	4.96	N/A	N/A	0.74
529-F-3	10/30/2020	5.12	N/A	N/A	0.81

Indexes	1 year	5 years	10 years	Lifetime (from Class 529-A inception)
Bloomberg U.S. Aggregate (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25%	–0.33%	1.35%	1.49%
Bloomberg U.S. Aggregate 1–5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.78	1.15	1.62	1.49